Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of Related Party Transactions

Name of party	Relationship

Hongkong Ruishang International Trade Co., Ltd. (the “Hongkong Ruishang”)	Shareholder of the Company（52.9%）

Shandong Fuhua Investment Company Limited. (“Shandong Fuhua”)	Shareholder of the Company（12.54%）

Shanghai Meicheng Enterprises Management Co.,Ltd. (the “Shanghai Meicheng”)	100% Ownership of Hongkong Ruishang